Statement of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common stock [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Deficit accumulated [Member]	Other Reserves [Member]	Non-controlling interests [Member]
Opening balance at Dec. 31, 2011	$ 5,522	$ 13	$ 8,740	$ (832)	$ (2,575)	$ 36	$ 140
Opening balance (shares) at Dec. 31, 2011		382,965,437
Net income/(loss)	714				701		13
Other comprehensive income	(45)			(43)			(2)
Acquisition of noncontrolling interests	(215)				(142)		(73)
Stock issues as part of Share Incentive Scheme (Shares)		561,256
Stock issues as part of Share Incentive Scheme (Value)	20	0	20
Stock issues in exchange for E Ordinary shares cancelled (Shares)		8,586
Stock issues in exchange for E Ordinary shares cancelled (Value)	1	0	1
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		17,091
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	1	0	1
Stock based compensation	12		12
Dividends	(164)				(147)
Dividends to noncontrolling interests							(17)
Closing balance at Jun. 30, 2012	5,846	13	8,774	(875)	(2,163)	36	61
Closing balance (shares) at Jun. 30, 2012		383,552,370
Opening balance at Dec. 31, 2012	5,848	13	8,808	(928)	(2,103)	36	22
Opening balance (shares) at Dec. 31, 2012		383,866,205
Net income/(loss)	(1,879)				(1,873)		(6)
Other comprehensive income	(358)			(358)			0
Stock issues as part of Share Incentive Scheme (Shares)		454,926
Stock issues as part of Share Incentive Scheme (Value)	16	0	16
Stock issues in exchange for E Ordinary shares cancelled (Shares)		5,154
Stock issues in exchange for E Ordinary shares cancelled (Value)	0	0	0
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Shares)		3,630
Stock issues transferred from Employee Share Ownership Plan to exiting employees (Value)	0	0	0
Dividends	(63)				(40)
Dividends to noncontrolling interests							(23)
Closing balance at Jun. 30, 2013	$ 3,564	$ 13	$ 8,824	$ (1,286)	$ (4,016)	$ 36	$ (7)
Closing balance (shares) at Jun. 30, 2013		384,329,915